Quarterly Holdings Report
for
Fidelity® Emerging Markets Equity Central Fund
June 30, 2022
EMQ-NPRT3-0822
1.876939.113
Common Stocks - 90.8%
	Shares	Value ($)
Belgium - 0.3%
Titan Cement International Trading SA	416,000	4,795,419
Bermuda - 1.2%
China Gas Holdings Ltd.	2,815,000	4,347,989
Credicorp Ltd. (United States)	78,209	9,378,041
Huanxi Media Group Ltd. (a)	10,069,702	1,655,441
Kerry Properties Ltd.	472,500	1,312,701
Kunlun Energy Co. Ltd.	4,830,000	3,957,906
Pacific Basin Shipping Ltd.	4,636,000	1,772,442
Shangri-La Asia Ltd. (a)	834,000	675,975
TOTAL BERMUDA		23,100,495
Brazil - 3.7%
Arezzo Industria e Comercio SA	138,265	1,837,474
Atacadao SA	3,104,800	9,889,655
Dexco SA	2,245,680	4,235,229
ENGIE Brasil Energia SA	340,800	2,689,438
Equatorial Energia SA	1,101,600	4,807,640
Localiza Rent A Car SA	863,423	8,646,686
LOG Commercial Properties e Participacoes SA	353,000	1,232,325
Lojas Renner SA	667,039	2,883,074
Natura & Co. Holding SA (a)	960,475	2,462,921
Rede D'Oregon Sao Luiz SA (b)	599,412	3,319,218
Rumo SA	1,878,800	5,733,204
Suzano Papel e Celulose SA	627,200	5,955,071
Transmissora Alianca de Energia Eletrica SA unit	431,600	3,184,972
Vale SA sponsored ADR	977,115	14,295,192
TOTAL BRAZIL		71,172,099
British Virgin Islands - 0.0%
Fix Price Group Ltd. GDR (Reg. S) (c)	365,722	135,072
Canada - 0.9%
Barrick Gold Corp.	971,500	17,185,835
Cayman Islands - 24.6%
Akeso, Inc. (a)(b)	389,180	1,143,217
Alibaba Group Holding Ltd. (a)	4,804,182	68,533,546
Alibaba Group Holding Ltd. sponsored ADR (a)	40,526	4,606,996
Angelalign Technology, Inc. (b)(d)	68,406	1,370,421
Ant International Co. Ltd. Class C (a)(c)(e)	436,400	885,892
Antengene Corp. (a)(b)	1,900,990	1,707,955
Archosaur Games, Inc. (b)	200,220	143,656
Baidu, Inc. sponsored ADR (a)	25,498	3,792,318
BeiGene Ltd. ADR (a)	2,699	436,833
Bilibili, Inc. ADR (a)(d)	496,836	12,719,002
BizLink Holding, Inc.	206,000	2,137,821
Chailease Holding Co. Ltd.	2,307,038	16,181,163
China Resources Land Ltd.	575,000	2,681,985
CIFI Holdings Group Co. Ltd.	3,608,458	1,811,863
CK Asset Holdings Ltd.	101,000	714,368
Daqo New Energy Corp. ADR (a)	7,300	521,074
ENN Energy Holdings Ltd.	459,300	7,544,957
ESR Cayman Ltd. (a)(b)	419,400	1,133,109
GDS Holdings Ltd.:
ADR (a)(d)	38,200	1,275,498
Class A (a)	88,900	373,842
GlobalFoundries, Inc.	21,748	877,314
Haitian International Holdings Ltd.	1,385,000	3,538,927
Hansoh Pharmaceutical Group Co. Ltd. (b)	1,592,626	3,214,966
Innovent Biologics, Inc. (a)(b)	640,311	2,847,894
Jacobio Pharmaceuticals Group Co. Ltd. (a)(b)	1,399,826	1,088,206
JD Health International, Inc. (a)(b)	187,296	1,469,143
JD.com, Inc.:
Class A	602,220	19,405,359
sponsored ADR	134,574	8,642,342
KE Holdings, Inc. ADR (a)	112,600	2,021,170
Kuaishou Technology Class B (a)(b)	348,804	3,885,083
KWG Group Holdings Ltd.	2,367,000	754,129
Li Auto, Inc. Class A (a)	3	58
Li Ning Co. Ltd.	2,156,088	19,975,990
Longfor Properties Co. Ltd. (b)	556,500	2,627,609
Medlive Technology Co. Ltd. (b)	819,811	1,205,666
Meituan Class B (a)(b)	1,593,995	39,777,012
NetEase, Inc. ADR	128,461	11,993,119
PagSeguro Digital Ltd. (a)	1,036,784	10,616,668
Parade Technologies Ltd.	57,714	2,232,687
Pinduoduo, Inc. ADR (a)	553,547	34,209,205
Sea Ltd. ADR (a)	259,451	17,346,894
Silergy Corp.	57,391	4,623,791
SITC International Holdings Co. Ltd.	799,000	2,260,514
StoneCo Ltd. Class A (a)(d)	342,107	2,634,224
Sunny Optical Technology Group Co. Ltd.	71,200	1,160,534
Tencent Holdings Ltd.	2,009,342	90,953,161
Tencent Music Entertainment Group ADR (a)	180,736	907,295
Tongdao Liepin Group (a)	678,503	854,311
Trip.com Group Ltd. ADR (a)	334,139	9,172,116
Uni-President China Holdings Ltd.	3,958,400	3,395,019
Wuxi Biologics (Cayman), Inc. (a)(b)	1,369,364	12,687,736
Xiaomi Corp. Class B (a)(b)	597,200	1,038,106
Xinyi Solar Holdings Ltd.	1,636,000	2,526,931
XP, Inc. Class A (a)	671,783	12,065,223
XPeng, Inc. ADR (a)	478,800	15,197,112
Zai Lab Ltd. (a)	841,164	2,867,556
Zai Lab Ltd. ADR (a)	3,440	119,299
TOTAL CAYMAN ISLANDS		479,907,885
Chile - 1.3%
Banco de Chile	102,399,900	9,317,705
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	188,665	15,759,187
TOTAL CHILE		25,076,892
China - 8.8%
Asymchem Laboratories Tianjin Co. Ltd. (H Shares) (b)	35,274	831,637
Bafang Electric Suzhou Co. Ltd. (A Shares)	97,331	2,825,654
Beijing Enlight Media Co. Ltd. (A Shares)	1,451,699	2,052,093
C&S Paper Co. Ltd. (A Shares)	1,552,000	2,900,458
China Communications Services Corp. Ltd. (H Shares)	6,104,000	2,683,744
China Construction Bank Corp. (H Shares)	51,271,000	34,434,186
China Merchants Shekou Industrial Zone Holdings Co. Ltd. (A Shares)	337,400	676,381
China Petroleum & Chemical Corp. (H Shares)	18,434,000	8,306,359
China Tower Corp. Ltd. (H Shares) (b)	12,375,739	1,592,942
Contemporary Amperex Technology Co. Ltd.	16,900	1,347,096
Daqin Railway Co. Ltd. (A Shares)	5,202,400	5,117,522
Flat Glass Group Co. Ltd. (d)	433,564	1,525,000
Gemdale Corp. (A Shares)	270,777	543,227
Great Wall Motor Co. Ltd. (H Shares)	1,118,977	2,301,612
Haier Smart Home Co. Ltd.	1,782,200	6,633,268
Haier Smart Home Co. Ltd. (A Shares)	211,600	867,335
Hangzhou First Applied Material Co. Ltd. (A Shares)	77,380	756,786
Hongfa Technology Co. Ltd. (A Shares)	624,960	3,904,076
LONGi Green Energy Technology Co. Ltd.	145,040	1,442,541
Pharmaron Beijing Co. Ltd. (H Shares) (b)	244,848	2,451,039
Ping An Insurance Group Co. of China Ltd. (H Shares)	4,463,000	30,719,924
Poly Developments & Holdings (A Shares)	206,515	538,228
Proya Cosmetics Co. Ltd. (A Shares)	312,760	7,711,507
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	152,853	7,146,054
Sinopec Engineering Group Co. Ltd. (H Shares)	4,037,500	1,852,347
Sinopharm Group Co. Ltd. (H Shares)	844,109	2,046,051
Sungrow Power Supply Co. Ltd. (A Shares)	77,588	1,137,883
TravelSky Technology Ltd. (H Shares)	1,839,000	3,571,693
Tsingtao Brewery Co. Ltd. (H Shares)	1,805,800	18,778,774
Venus MedTech Hangzhou, Inc. (H Shares) (a)(b)	467,635	1,042,924
Will Semiconductor Ltd.	26,800	692,192
WuXi AppTec Co. Ltd. (H Shares) (b)	227,605	3,031,137
Yunnan Botanee Bio-Technology Group Co., Ltd.:
(A Shares)	10,700	347,435
(A Shares)	102,900	3,341,220
Zhuzhou CRRC Times Electric Co. Ltd. (H Shares)	1,163,300	5,737,334
TOTAL CHINA		170,887,659
Cyprus - 0.0%
TCS Group Holding PLC GDR (a)(c)	292,174	366,547
Germany - 0.5%
Delivery Hero AG (a)(b)(d)	250,944	9,467,073
Greece - 0.3%
Alpha Bank SA (a)	5,564,435	4,851,600
Piraeus Financial Holdings SA (a)	1,345,300	1,321,271
TOTAL GREECE		6,172,871
Hong Kong - 1.8%
AIA Group Ltd.	1,087,600	11,883,737
China Merchants Holdings International Co. Ltd.	1,534,000	2,607,886
China Overseas Land and Investment Ltd.	844,460	2,668,936
China Resources Beer Holdings Co. Ltd.	1,882,666	14,035,780
Guangdong Investment Ltd.	2,742,000	2,900,367
TOTAL HONG KONG		34,096,706
Hungary - 0.1%
Richter Gedeon PLC	130,548	2,356,762
India - 13.0%
Adani Ports & Special Economic Zone Ltd.	795,108	6,766,952
Apollo Hospitals Enterprise Ltd.	91,814	4,282,871
Bajaj Finance Ltd.	189,248	12,942,871
Bandhan Bank Ltd. (b)	1,923,000	6,416,900
Bharat Electronics Ltd.	1,633,500	4,842,682
CE Info Systems Ltd.	60,648	1,084,391
Delhivery Private Ltd.	182,131	1,168,923
Divi's Laboratories Ltd.	58,374	2,683,733
Embassy Office Parks (REIT)	182,463	864,680
HDFC Bank Ltd.	2,614,282	44,784,582
HDFC Standard Life Insurance Co. Ltd. (b)	1,590,228	11,076,115
Indraprastha Gas Ltd.	842,820	3,798,640
Indus Towers Ltd.	125,200	331,531
Infosys Ltd.	278,127	5,169,907
Infosys Ltd. sponsored ADR	1,217,915	22,543,607
ITC Ltd.	2,251,487	7,798,160
JK Cement Ltd.	356,298	9,515,794
Larsen & Toubro Ltd.	428,516	8,456,089
Mahanagar Gas Ltd.	231,690	2,231,665
Manappuram General Finance & Leasing Ltd.	1,985,357	2,137,090
Maruti Suzuki India Ltd.	67,440	7,234,438
NTPC Ltd.	3,084,922	5,582,668
Oberoi Realty Ltd.	155,466	1,452,283
Oil & Natural Gas Corp. Ltd.	3,274,100	6,283,668
Petronet LNG Ltd.	857,968	2,361,001
Power Grid Corp. of India Ltd.	3,010,574	8,078,777
Reliance Industries Ltd.	1,045,897	34,379,568
Shree Cement Ltd.	30,327	7,300,794
Shriram Transport Finance Co. Ltd.	45,700	741,565
Sun Pharmaceutical Industries Ltd.	123,116	1,295,006
Tata Motors Ltd. (a)	834,534	4,350,826
Tata Steel Ltd.	987,300	10,840,733
Torrent Pharmaceuticals Ltd.	58,273	2,110,750
Vijaya Diagnostic Centre Pvt Ltd.	137,228	579,046
Voltas Ltd.	167,783	2,066,133
TOTAL INDIA		253,554,439
Indonesia - 2.0%
PT Astra International Tbk	6,428,200	2,858,656
PT Bank Central Asia Tbk	34,648,524	16,862,010
PT Bank Rakyat Indonesia (Persero) Tbk	62,524,455	17,417,452
PT Dayamitra Telekomunikasi Tbk	5,576,600	262,032
PT United Tractors Tbk	1,291,600	2,462,255
TOTAL INDONESIA		39,862,405
Japan - 0.7%
Capcom Co. Ltd.	46,474	1,128,625
JTOWER, Inc. (a)	20,426	1,008,654
Money Forward, Inc. (a)	39,435	982,387
Renesas Electronics Corp. (a)	246,390	2,229,671
Sumco Corp.	106,315	1,382,616
Z Holdings Corp.	2,020,835	5,876,739
TOTAL JAPAN		12,608,692
Korea (South) - 10.3%
AMOREPACIFIC Group, Inc.	156,219	4,520,710
Coway Co. Ltd.	86,660	4,296,190
Hana Financial Group, Inc.	216,937	6,622,810
Hanon Systems	290,500	2,265,041
Hyundai Fire & Marine Insurance Co. Ltd.	135,560	3,255,039
Kakao Corp.	142,294	7,716,630
Kakao Pay Corp. (a)	25,685	1,199,610
KB Financial Group, Inc.	307,912	11,502,357
Kia Corp.	175,139	10,503,313
Korea Zinc Co. Ltd.	10,135	3,833,207
L&F Co. Ltd. (a)	2,500	407,308
LG Chemical Ltd.	10,310	4,127,359
LG Corp.	70,752	4,276,024
LG Innotek Co. Ltd.	2,509	666,692
NAVER Corp.	28,119	5,235,703
NCSOFT Corp.	10,119	2,743,776
Netmarble Corp. (b)	11,057	591,045
POSCO	90,601	16,201,971
S-Oil Corp.	59,420	4,794,352
Samsung Biologics Co. Ltd. (a)(b)	13,390	8,206,757
Samsung Electronics Co. Ltd.	1,556,350	68,824,974
Samsung SDI Co. Ltd.	18,521	7,644,340
SK Hynix, Inc.	295,737	20,879,062
Studio Dragon Corp. (a)	15,933	871,466
TOTAL KOREA (SOUTH)		201,185,736
Luxembourg - 0.3%
Adecoagro SA (d)	40,104	339,280
Globant SA (a)	10,740	1,868,760
Tenaris SA sponsored ADR	140,700	3,614,583
TOTAL LUXEMBOURG		5,822,623
Mauritius - 0.0%
Jumo World Ltd. (c)	161	725,538
Mexico - 2.4%
CEMEX S.A.B. de CV sponsored ADR (a)	4,282,500	16,787,400
Corporacion Inmobiliaria Vesta S.A.B. de CV	1,153,900	2,146,043
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	441,396	6,147,871
Grupo Aeroportuario Norte S.A.B. de CV	328,300	2,099,801
Grupo Financiero Banorte S.A.B. de CV Series O	2,371,432	13,227,754
Wal-Mart de Mexico SA de CV Series V	1,797,800	6,198,139
TOTAL MEXICO		46,607,008
Netherlands - 0.2%
ASML Holding NV (Netherlands)	2,000	944,876
CTP BV (b)	79,663	918,311
NXP Semiconductors NV	6,584	974,630
X5 Retail Group NV GDR (Reg. S) (c)	450,200	93,997
Yandex NV Series A (a)(c)	475,848	1,632,083
TOTAL NETHERLANDS		4,563,897
Panama - 0.1%
Copa Holdings SA Class A (a)(d)	39,184	2,483,090
Philippines - 0.2%
Ayala Land, Inc.	2,628,300	1,218,133
SM Investments Corp.	191,000	2,714,686
TOTAL PHILIPPINES		3,932,819
Poland - 0.1%
CD Projekt RED SA (d)	119,923	2,560,413
Russia - 0.0%
Gazprom OAO sponsored ADR (Reg. S) (c)	782,800	178,823
LSR Group OJSC (a)(c)	6,300	10,721
LUKOIL PJSC sponsored ADR (c)	176,600	49,958
Novatek PJSC GDR (Reg. S) (c)	46,200	11,803
Sberbank of Russia (a)(c)	794,750	8,267
Sberbank of Russia sponsored ADR (c)	1,468,992	26,148
Severstal PAO GDR (Reg. S) (c)	433,400	10,233
TOTAL RUSSIA		295,953
Saudi Arabia - 3.4%
Al Rajhi Bank	915,215	20,123,461
Alinma Bank	1,254,900	11,170,720
Saudi Arabian Oil Co. (b)	718,740	7,432,401
Saudi Tadawul Group Holding Co.	153,100	7,711,921
The Saudi National Bank	1,148,600	20,173,434
TOTAL SAUDI ARABIA		66,611,937
Singapore - 0.7%
First Resources Ltd.	5,527,000	6,484,568
United Overseas Bank Ltd.	332,100	6,274,833
TOTAL SINGAPORE		12,759,401
South Africa - 2.7%
Capitec Bank Holdings Ltd.	93,099	11,410,242
FirstRand Ltd.	3,645,128	14,028,016
Impala Platinum Holdings Ltd.	1,645,400	18,254,792
Pick 'n Pay Stores Ltd.	2,648,108	9,195,199
TOTAL SOUTH AFRICA		52,888,249
Taiwan - 8.0%
ECLAT Textile Co. Ltd.	170,000	2,376,123
eMemory Technology, Inc.	41,816	1,455,901
GlobalWafers Co. Ltd.	81,615	1,243,704
MediaTek, Inc.	489,641	10,722,787
Taiwan Semiconductor Manufacturing Co. Ltd.	7,926,529	127,061,118
Unified-President Enterprises Corp.	3,249,000	7,322,737
Unimicron Technology Corp.	503,681	2,685,553
Wiwynn Corp.	101,144	2,371,493
TOTAL TAIWAN		155,239,416
Thailand - 0.3%
Land & House PCL (For. Reg.)	3,039,100	718,830
PTT Global Chemical PCL (For. Reg.)	4,342,600	5,597,006
TOTAL THAILAND		6,315,836
Turkey - 0.2%
Bim Birlesik Magazalar A/S JSC	921,000	4,461,191
United Kingdom - 0.6%
Helios Towers PLC (a)	735,400	1,082,300
Prudential PLC	912,598	11,352,021
TOTAL UNITED KINGDOM		12,434,321
United States of America - 2.1%
Airbnb, Inc. Class A (a)	8,900	792,812
Dlocal Ltd.	114,990	3,018,488
FirstCash Holdings, Inc.	126,972	8,825,824
Legend Biotech Corp. ADR (a)	24,426	1,343,430
Li Auto, Inc. ADR (a)	519,511	19,902,466
Marvell Technology, Inc.	27,706	1,206,042
NVIDIA Corp.	8,204	1,243,644
Snap, Inc. Class A (a)	292,984	3,846,880
TOTAL UNITED STATES OF AMERICA		40,179,586
TOTAL COMMON STOCKS (Cost $1,792,716,213)		1,769,813,865

Preferred Stocks - 2.4%
	Shares	Value ($)
Convertible Preferred Stocks - 0.4%
Cayman Islands - 0.1%
Creditas Financial Solutions Ltd. Series F (c)(e)	4,374	1,234,255
China - 0.2%
ByteDance Ltd. Series E1 (a)(c)(e)	30,246	4,610,700
dMed Biopharmaceutical Co. Ltd. Series C (a)(c)(e)	52,588	378,634
		4,989,334
India - 0.1%
Meesho Series F (c)(e)	33,863	2,356,865
TOTAL CONVERTIBLE PREFERRED STOCKS		8,580,454
Nonconvertible Preferred Stocks - 2.0%
Brazil - 1.7%
Ambev SA sponsored ADR	5,346,200	13,418,962
Companhia de Transmissao de Energia Eletrica Paulista (PN)	326,300	1,432,155
Metalurgica Gerdau SA (PN)	4,618,200	8,427,292
Petroleo Brasileiro SA - Petrobras:
(PN) sponsored ADR (non-vtg.)	505,400	5,372,402
sponsored ADR	368,200	4,300,576
		32,951,387
Korea (South) - 0.3%
Hyundai Motor Co. Series 2	75,846	5,154,668
United States of America - 0.0%
Gupshup, Inc. (a)(c)(e)	44,950	876,975
TOTAL NONCONVERTIBLE PREFERRED STOCKS		38,983,030
TOTAL PREFERRED STOCKS (Cost $44,713,200)		47,563,484

Government Obligations - 0.1%
	Principal Amount (f)	Value ($)
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 1.22% 9/8/22 (Cost $1,137,342)	1,140,000	1,136,632

Money Market Funds - 3.0%
	Shares	Value ($)
Fidelity Cash Central Fund 1.58% (g)	36,529,968	36,537,274
Fidelity Securities Lending Cash Central Fund 1.58% (g)(h)	22,176,291	22,178,509
TOTAL MONEY MARKET FUNDS (Cost $58,715,399)		58,715,783

TOTAL INVESTMENT IN SECURITIES - 96.3% (Cost $1,897,282,154)	1,877,229,764
NET OTHER ASSETS (LIABILITIES) - 3.7%	72,993,454
NET ASSETS - 100.0%	1,950,223,218

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	1,909	Sep 2022	95,707,715	54,563	54,563

The notional amount of futures purchased as a percentage of Net Assets is 4.9%

Categorizations in Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $131,717,278 or 6.8% of net assets.

(c)	Level 3 security
(d)	Security or a portion of the security is on loan at period end.
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $10,343,321 or 0.5% of net assets.

(f)	Amount is stated in United States dollars unless otherwise noted.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Ant International Co. Ltd. Class C	5/16/18	1,663,286
ByteDance Ltd. Series E1	11/18/20	3,314,181
Creditas Financial Solutions Ltd. Series F	1/28/22	1,377,733
dMed Biopharmaceutical Co. Ltd. Series C	12/01/20	746,915
Gupshup, Inc.	6/08/21	1,027,791
Meesho Series F	9/21/21	2,596,355

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 1.58%	20,872,933	872,593,001	856,928,660	76,824	-	-	36,537,274	0.1%
Fidelity Securities Lending Cash Central Fund 1.58%	19,520,703	204,179,953	201,522,147	95,474	-	-	22,178,509	0.1%
Total	40,393,636	1,076,772,954	1,058,450,807	172,298	-	-	58,715,783

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Government Obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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